UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05921

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY			10020
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	4/30/07

Form N-CSR is to be used by management investment companies to file reports  with the Commission not later than 10 days after the transmission to  stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,  and the Commission will make this information public. A registrant is not  required to respond to the collection of information contained in Form N-CSR  unless the Form displays a currently valid Office of Management and Budget  ("OMB") control number. Please direct comments concerning the accuracy of the  information collection burden estimate and any suggestions for reducing the  burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2007 Semi-Annual Report

April 30, 2007

Morgan Stanley

Morgan Stanley
Emerging Markets
Domestic Debt Fund, Inc.

Morgan Stanley
Investment Management Inc.
Investment Adviser

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Investment Advisory Agreement Approval*

Nature, Extent and Quality of Services:  The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Fund.

Performance Relative to Comparable Funds Managed by Other Advisers:  The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun.  The Board concluded that, since the Fund had no assets to invest (other than seed capital that the Adviser will supply) and had no track record of performance, this was not a factor it needed to address at the present time.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies:  The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers:  The Board reviewed the proposed management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by the Adviser (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund.  The Board concluded that the Fund’s proposed management fee rate and total expense ratio would be competitive with those of its expense peer group.

Breakpoints and Economies of Scale:  The Board reviewed the structure of the Fund’s proposed management fee schedule under the Management Agreement and noted that it does not include breakpoints.  The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature at this time to consider economies of scale as a factor in approving the Management Agreement.

Profitability of the Adviser and Affiliates:  Since the Fund has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Fall-Out Benefits:  The Board considered so-called “fall-out benefits” to be derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser.  The Board concluded that the float benefits would be relatively small and that the commissions would be competitive with those of other broker-dealers.

Soft Dollar Benefits:  The Board considered whether the Adviser will realize any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”).  The Board noted that the Fund will invest only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs:  The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Investment Advisory Agreement Approval* (cont’d)

Relationship Between the Fund and the Adviser:  The Board also reviewed and considered the proposed relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser that will be utilized for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to approve the relationship with the Adviser.

Other Factors and Current Trends:  The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion:  After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its future stockholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board if it is to continue in effect.

* The Fund’s investment advisory agreement was approved by the Board at meetings held on February 20th - 21st.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

		Face
		Amount (000)	Value (000)
DEBT INSTRUMENTS(49.3%)
Argentina (4.2%)
Sovereign (4.2%)
Republic of Argentina
5.83%, 12/31/33	$	(a)117,500	$57,986
Chile (3.6%)
Sovereign (3.6%)
Credit Suisse
5.79%, 5/2/14	CLP	(b)26,340,000	50,119
Colombia (0.7%)
Sovereign (0.7%)
Jupiter COP, S.p.V.
13.50%, 9/15/14	$	(b)10,083	10,117
Hungary (8.6%)
Sovereign (8.6%)
Republic of Hungary
6.75%, 4/12/10	HUF	18,887,500	103,234
7.25%, 6/12/12		2,600,000	14,586
			117,820
Indonesia (6.2%)
Sovereign (6.2%)
Barclays Bank plc
10.00%, 7/17/17	IDR	400,000,000	46,509
J.P. Morgan Chase & Co.,
Zero Coupon, 9/19/24	IDR	(b)360,000,000	38,985
			85,494
Peru (1.8%)
Sovereign (1.8%)
Republic of Peru
12.25%, 8/10/11	PEN	61,500	24,341
South Africa (8.7%)
Sovereign (8.7%)
Republic of South Africa
13.00%, 8/31/10	ZAR	740,000	119,709
Turkey (15.5%)
Sovereign (15.5%)
Republic of Turkey
Zero Coupon, 2/4/09	TRY	397,000	213,440
TOTAL DEBT INSTRUMENTS (Cost $687,700)			679,026

	No. of	Value
	Shares	(000)
SHORT-TERM INVESTMENT (50.7%)
United States (50.7%)
Investment Company (50.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $699,006)	(c)699,006,298	$699,006
TOTAL INVESTMENTS (100.0%) (Cost $1,386,706)		1,378,032
LIABILITIES IN EXCESS OF OTHER ASSETS		(168,727)
NET ASSETS		$1,209,305

(a)	Issuer is in default.

(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	See Note G to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio.

CLP	— Chilean Peso

HUF	— Hungary Forint

IDR	— Indonesian Rupiah

PEN	— Peruvian Nuevo Sol

TRY	— New Turkish Lira

ZAR	— South African Rand

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

						Net
Currency			In Exchange For (000)			Unrealized
to						Appreciation
Deliver	Value	Settlement			Value	(Depreciation)
(000)	(000)	Date			(000)	(000)
USD 50,000	$50,000	5/2/07	CLP	26,340,000	$50,119	$119
USD 39,920	39,920	5/11/07	IDR	362,516,040	39,911	(9)
USD 46,823	46,823	5/10/07	IDR	424,681,443	46,756	(67)
	$136,743				$136,786	$43

USD	— United States Dollar

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry and/or security type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2007
(unaudited) (000)
Assets:
Investments in Affiliated Securities, at Value (Cost $699,006)	$699,006
Investments in Unaffiliated Securities, at Value (Cost $687,700)	679,026
Interest Receivable	5,255
Unrealized Appreciation on Foreign Currency Exchange Contracts	119
Unrealized Appreciation on Swap Agreements	80
Receivable from Affiliates	9
Foreign Currency, at Value (Cost $1)	1
Total Assets	1,383,496
Liabilities:
Payable For:
Forward Commitments	96,784
Investments Purchased	75,832
Offering Fees	502
Investment Advisory Fees	234
Custodian Fees	53
Due to Broker	22
Administration Fees	19
Directors’ Fees and Expenses	@—
Unrealized Depreciation on Swap Agreements	662
Unrealized Depreciation on Foreign Currency Exchange Contracts	76
Other Liabilities	7
Total Liabilities	174,191
Net Assets
Applicable to 63,755,236 Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$1,209,305
Net Asset Value Per Share	$18.97
Net Assets Consist of:
Common Stock	$638
Paid-in Capital	1,216,487
Undistributed (Distributions in Excess of) Net Investment Income	698
Accumulated Net Realized Gain (Loss)	777
Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Exchange Contracts and Translations	(9,295)
Net Assets	$1,209,305

@  Amount is less than $500

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Financial Statements

Statement of Operations

Period Ended
April 30, 2007^
(unaudited) (000)
Investment Income
Interest	$535
Interest from Affiliates	467
Total Investment Income	1,002
Expenses
Investment Advisory Fees (Note B)	234
Custodian Fees (Note D)	53
Administration Fees (Note C)	19
Professional Fees	4
Stockholder Reporting Expenses	2
Directors’ Fees and Expenses	@—
Stockholder Servicing Agent Fees	@—
Other Expenses	1
Total Expenses	313
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(9)
Net Expenses	304
Net Investment Income (Loss)	698
Net Realized Gain (Loss) on:
Foreign Currency Transactions	777
Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,674)
Swap Agreements	(582)
Foreign Currency Translations	(39)
Change in Unrealized Appreciation (Depreciation)	(9,295)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(8,518)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,820)

Statement of Changes in Net Assets

Period Ended
April 30, 2007^
(unaudited) (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$698
Net Realized Gain (Loss)	777
Change in Unrealized Appreciation (Depreciation)	(9,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,820)
Capital Share Transactions:
Fund Shares Sold (63,755,236 shares)	1,217,125
Total Increase (Decrease)	1,209,305
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $698)	$1,209,305

@	Amount is less than $500.

^	For the Period from April 24, 2007 (commencement of operations) to April 30, 2007.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Financial Highlights

Selected Per Share Data and Ratios

	Period from
	April 24, 2007^
	to April 30, 2007 (unaudited)
Net Asset Value, Beginning of Period	$19.10
Net Investment Income (Loss)†	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)
Total from Investment Operations	(0.13)
Net Asset Value, End of Period	$18.97
Per Share Market Value, End of Period	$20.80
TOTAL INVESTMENT RETURN:
Market Value	3.74	%**
Net Asset Value (1)	(0.68	)%**
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$1,209,305
Ratio of Expenses to Average Net Assets (2)	1.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	2.98	%*
Portfolio Turnover Rate	0	%**

(2)	Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived by Administrator:
	Ratio of Expenses to Average Net Assets	1.34	%*
	Ratio of Net Investment Income (Loss) to Average Net Assets	2.94	%*

(1)

Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

†	Per share amount is based on average shares outstanding.

^	Commencement of Operations

*	Annualized

**	Not Annualized

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Notes to Financial Statements

The Morgan Stanley Emerging Markets Domestic Debt Fund,  Inc. (the “Fund”) was incorporated in Maryland on January 25, 2007 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek a high level of current income, with a secondary investment objective of long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its managed assets in emerging markets domestic debt.

The Fund is authorized to issue 100,000,000 shares of $0.01 par value common stock and 50,000,000 shares of $0.01 par value preferred stock. The Fund had no operations until April 24, 2007, other than matters relating to its organization and registration and sale and issuance to Morgan Stanley Investment Management Inc. (the “Adviser” or MS Investment Management”) of 5,236 shares of common stock at an aggregate purchase price of $100,000. The Adviser, on behalf of the Fund, will incur all of the Fund’s organizational costs, estimated at $10,000. The Adviser also has agreed to pay the amount by which the offering costs of the Fund (other than the sales load) exceed $0.04 per share of the Fund’s common shares. The aggregate offering expenses (other than the sales load) currently are estimated to be $600,000 (including amounts to be paid by the Adviser). On April 24, 2007, the Fund sold 63,750,000 common shares in an initial public offering. Proceeds to the Fund were $1,217,025,000 after deducting underwriting commissions and $600,000 of offering expenses. On May 7, 15 and 29, 2007 the Fund sold 6,000,000, 2,000,000 and 1,562,500 common shares, respectively, pursuant to an over allotment agreement with the underwriters for net proceeds of $182,643,750 after deducting underwriting commissions.

A.  Accounting Policies:  The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation:  Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Director”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements:  The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3.              Reverse Repurchase Agreements:  The Fund may enter into reverse repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Portfolio of Investments.

At April 30, 2007, the Fund had no reverse repurchase agreements outstanding.

4.              Foreign Currency Translation:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund’s managed assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Such investments may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

governmental involvement in the economy and greater social, economic and political uncertainty.

5.              Derivatives:  The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

Foreign Currency Exchange Contracts:  The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Structured Securities:  The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

Over-the-Counter Trading:  Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant spreads may exist between bid and ask prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

Swap Agreements:  The Fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets & Liabilities. The following summarizes swaps entered into by the Fund:

Credit Default Swaps:  Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Fund accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps in the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Interest Rate Swaps:  Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund accrues for

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Fund amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statement of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps:  Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Assets & Liabilities may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statement of Assets & Liabilities.

At April 30, 2007, the Fund had the following open Swap Agreements:

		Notional				Net Unrealized Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)

JPMorgan	5/29/07	$170,000	TRS	1 month USD - LIBOR - BBA	Index Return(1)	$80
	6/26/07	215,000	TRS	2 month USD - LIBOR - BBA	Index Return(2)	(662)
						$(582)

(1)   Receive if positive (pay if negative), the total rate of return on the United Mexican States

(2)   Receive if positive (pay if negative), the total rate of return on the Federative Republic of Brazil

LIBOR	— London Inter Bank Offer Rate
TRS	— Total Return Swap

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

6.              New Accounting Pronouncements:  In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund NAV calculations as late as the Fund’s last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its next semi-annual report. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

7.              Other:  Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B.  Investment Advisory Fees:  The Adviser provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund’s average weekly managed assets.

C.  Administration Fees:  MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly managed assets. Under a sub-administration agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the administration agreement, except pricing services and extraordinary expenses, are covered under the administration fee.

D.  Custodian Fees:  JPMorgan Chase Bank, N.A., (the “Custodian”) and its affiliates serve as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” in the Statement of Operations.

E.  Federal Income Taxes:  It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

At April 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,386,706,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $8,674,000 of which $86,000 related to appreciated securities and $8,760,000 related to depreciated securities.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

F.  Contractual Obligations:  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.  Security Transactions and Transactions with Affiliates:  The Fund invests in Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administration fees paid by Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio. For the six months ended April 30, 2007, advisory fees paid were reduced by $9,000 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio. Income distributions earned by the Fund are recorded as interest in affiliates in the Statement of Operations and totaled $467,000. During the six months ended April 30, 2007, cost of purchases and sales in Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio were $845,817,000 and $146,811,000, respectively.

During the period ended April 30, 2007, the Fund made purchases and sales totaling approximately $687,276,000 and $0 respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the period ended April 30, 2007, the Fund incurred no brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

H.  Credit Facility:  The Fund will use the proceeds from the use of leverage to purchase additional securities consistent with the Fund’s investment objectives, policies and strategies. The Fund has engaged J.P. Morgan Securities Inc. to arrange a syndicate of lenders to provide a revolving line of credit facility in the amount of up to $200,000,000 which amount may be increased to $400,000,000 under certain circumstances. Pursuant to the agreement among the parties, JPMorgan Chase Bank, N.A., as lender (the “Lender”) has agreed to commit up to $75,000,000 of the facility amount. The facility is expected to have the following terms and conditions, among others: The term of the facility is 364 days, which term may be extended under certain conditions. The loans under the facility will bear interest at a rate per annum, at the election of the Fund, equal to (a) the higher of (i) the Conduit Lender’s prime rate and (ii) the Federal Funds Effective Rate or (b) the rate of LIBOR for the applicable interest period plus a spread of 0.30%. The loans will be secured by a fully perfected first priority lien on all of the assets of the Fund capable of being pledged. There will be a commitment fee on the unused portion of the facility in the amount of 0.08% of the average daily unused portion of the credit facility. For the period ended April 30, 2007, the Fund did not have any outstanding borrowings against the credit facility.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the SEC on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public website, www.morganstanley.com/im.

The Fund provides a complete schedule of portfolio holdings on the public website on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public website approximately 15 business days following the end of each month. You may obtain copies of the Fund’s monthly or calendar- quarter website postings, by calling 1(800) 231-2608.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1 (800) 231- 2608 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, Rhode Island 02940-3010

1(800) 231-2608

Morgan Stanley

Emerging Markets Domestic Debt Fund, Inc.

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairman of the Board and Director

Ronald E. Robison

President and Principal Executive Officer

J. David Germany

Vice President

Dennis F. Shea

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang Yu

Vice President

James W. Garrett

Treasurer and Chief

Financial Officer

Carsten Otto

Chief Compliance Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Stockholder Servicing Agent

Computershare Trust Company, N.A.

250 Royall Street

Canton, Massachusetts 02021

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800) 231-2608 or visit our website at www.morganstanley.com/im.

© 2007 Morgan Stanley

MSIFEDDSAN   IU07-01650P-T04/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End

Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ James Garrett
James Garrett
Principal Financial Officer
June 21, 2007